Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

12	INCOME TAXES

Cayman Islands Tax

Under the current law of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

PRC Corporate Income Tax

Each of the Company’s PRC subsidiaries files stand-alone tax returns and the Group does not file a consolidated tax return.

Effective from January 1, 2008, the Company’s PRC subsidiaries are subject to income tax at the statutory income tax rate of 25% under the Corporate Income Tax Law of the PRC (“CIT”), unless otherwise specified.

The CIT and its relevant regulations provide transitional rates for entities operating in the Shenzhen and Zhuhai Special Economic Zones, which are 24% and 25% for 2011 and 2012 onwards, respectively. The Company’s PRC subsidiaries and division operating in the Shenzhen and Zhuhai Special Economic Zones are subject to these transitional rates.

Under the CIT and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company has determined that it has qualified for the 5% withholding tax rate for the years ended December 31, 2011 and 2012. The Company ceased to maintain its Hong Kong tax residency for 2013 and is therefore subject to a standard withholding tax rate of 10% for 2013.

The Group’s income before income tax expense consist of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

PRC	67,004	138,755	44,129
Non-PRC	(45)	(1,069)	(201)

Income before income tax expense	66,959	137,686	43,928

Income tax expense in the consolidated statements of comprehensive income consists of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Current tax expense	35,802	49,616	36,351
Deferred tax benefit	(4,776)	(2,022)	(4,251)

Income tax expense	31,026	47,594	32,100

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2011, 2012 and 2013, to income before income tax expense is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Computed “expected” tax expense	16,740	34,422	10,982
Effect of tax rate differential	(1,345)	(33)	50
PRC dividend withholding tax	680	4,598	2,351
Change in tax rate	—	—	8,659
Non-deductible expenses:
- Disallowed rental expenses	8,527	14,190	13,333
- Penalty charged by the pricing authority - Bad debt write-off	— —	— 569	1,419 194
- Disallowed entertainment expense	405	441	457
- Deemed profit method differential	(171)	396	328
- Others	196	642	555
Reversal of deferred tax liabilities on equity method investment	—	(6,250)	—
Non-taxable income	(872)	(1,132)	(1,308)
Effect of deemed interest income	624	—	—
Unrealized tax benefits in inter-company transactions	—	—	1,601
Investment loss on the dissolve of Wenzhou Nepstar	—	—	(1,250)
Release of unrecognized tax benefits due to expiration of the statute of limitations	(2,421)	(2,785)	(4,584)
Change in valuation allowance	8,663	2,536	(687)

Actual income tax expense	31,026	47,594	32,100

In 2012, dividends of RMB25,000 was received from Yunnan Nepstar, an equity method investee (see Note 10). Consequently, deferred tax liabilities of RMB6,250 arising from the recognition of the equity method investment was reversed.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2012 and 2013 are presented below.

	December 31,
	2012	2013
	RMB	RMB

Deferred tax assets:

- Tax loss carryforwards	34,590	40,621
- Inventories	1,960	3,971
- Impairment of property and equipment	2,834	2,625
- Accrual for membership reward program	788	411
- Accrual for government grant	—	250
- Accrued expenses	107	53
- Others	1,745	2,016

Total gross deferred tax assets	42,024	49,947
Valuation allowance	(37,264)	(31,894)

Total deferred tax assets	4,760	18,053

Deferred tax liabilities:

- PRC dividend withholding taxes	(6,782)	(15,914)
- Intangible assets	(717)	(627)

Total deferred tax liabilities	(7,499)	(16,541)

Net deferred tax (liabilities)/assets	(2,739)	1,512

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	1,704	6,330
- Non-current	3,056	11,723

Deferred tax liabilities:
- Non-current	(7,499)	(16,541)

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Valuation allowance:

Balance as of January 1	32,015	37,405	37,264
Addition	10,774	10,115	9,893
Deduction	(2,111)	(7,579)	(10,580)
Reversal on expiration of tax loss	(3,273)	(2,677)	(4,683)

Actual income tax expense	37,405	37,264	31,894

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of the deferred tax assets, net of the existing valuation allowance as of December 31, 2012 and 2013. As of December 31, 2013, the Group recognized net deferred tax assets of RMB18,053, of which RMB11,260 relates to a subsidiary that is in cumulative loss position as of December 31, 2013. The net deferred tax assets recognized by this subsidiary include RMB9,221 relating to RMB36,885 tax loss carryforwards which expire in varying amounts between 2014 and 2018. The realization of these tax benefits is dependent on the generation of sufficient taxable income prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized. The amounts of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2013, the tax loss carryforwards of the Group amounted to RMB162,484, of which RMB7,182, RMB24,598, RMB22,564, RMB30,999 and RMB77,141 will expire, if unused, by end of 2014, 2015, 2016 ,2017 and 2018 respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Balance as at January 1	25,194	31,015	36,237
Additions based on tax positions related to current year	8,242	8,007	14,190
Expiration of the statute of limitations	(2,421)	(2,785)	(4,584)

Balance as at December 31	31,015	36,237	45,843

The unrecognized tax benefits as of December 31, 2011, 2012 and 2013 are the potential benefits that, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent rental expenses taken on the tax returns in which the deductibility of such expenses does not meet the more likely than not threshold. As of December 31, 2013, the unrecognized tax benefits of RMB6,680 was presented as a reduction of the deferred tax asset for tax loss carryforwards of certain subsidiaries since the uncertain tax position would reduce the tax loss carryforwards under the tax law. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalty expenses were recorded for the years ended December 31, 2011, 2012 and 2013.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years beginning in 2008 are subject to examination by the relevant tax authorities.